Dividends from subsidiaries and investees - Schedule of cash dividends paid to company from consolidated subsidiaries and investees accounted for equity method (Detail) - Parent Company [Member] - JPY (¥)
¥ in Millions
12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Dividends from subsidiaries and investees [Line Items]
Dividends from consolidated subsidiaries	¥ 181,149	¥ 159,452	¥ 96,695
Dividends from investees accounted for by the equity method	18,494	15,944	11,877
Total	¥ 199,644	¥ 175,396	¥ 108,572